Inventories (Details) - Schedule of Inventories - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of Inventories [Abstract]
Finished products	$ 36,270	$ 13,459
Purchased products	6,251	6,751
Work in progress	8,082	8,389
Raw materials	16,820	13,417
Total Inventories	$ 67,423	$ 42,016